Depreciation, Amortization and Asset Removal Costs - Schedule of Depreciation and Amortization (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 776	$ 717
Amortization of intangible assets	76	81
Amortization of regulatory assets	14	33
Depreciation and amortization	866	831
Asset removal costs	130	135
Total depreciation and amortization	996	966
Gain on sale of assets	$ 1	$ 39